Investment Portfolio - March 31, 2022

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 98.8%

Communication Services - 3.4%
Integrated Telecommunication Services - 3.4%
Helios Towers plc (Tanzania)*	1,701,244	$2,579,004
Radius Global Infrastructure, Inc. - Class A*	685,825	9,793,581
Total Communication Services		12,372,585

Consumer Discretionary - 2.8%
Hotels, Resorts & Cruise Lines - 2.8%
Marriott Vacations Worldwide Corp.	42,887	6,763,280
Playa Hotels & Resorts N.V.*	410,407	3,550,021
Total Consumer Discretionary		10,313,301

Information Technology - 3.5%
Internet Services & Infrastructure - 3.5%
Switch, Inc. - Class A	424,015	13,068,142

Real Estate - 89.1%
REITS - Health Care - 6.6%
CareTrust REIT, Inc.	141,050	2,722,265
Community Healthcare Trust, Inc.	75,928	3,204,921
Healthcare Trust of America, Inc. - Class A	111,514	3,494,849
Healthpeak Properties, Inc.	78,186	2,684,125
Ventas, Inc.	75,612	4,669,797
Welltower, Inc.	77,996	7,498,536
		24,274,493
REITS - Hotel & Resort - 2.3%
Apple Hospitality REIT, Inc.	461,273	8,289,076
REITS - Industrial - 18.8%
Duke Realty Corp.	191,388	11,111,987
Prologis, Inc.	250,505	40,451,547
Rexford Industrial Realty, Inc.	143,020	10,667,862
Terreno Realty Corp.	86,010	6,369,041
		68,600,437
REITS - Office - 5.3%
Brandywine Realty Trust	283,017	4,001,861
Cousins Properties, Inc.	232,801	9,379,552
Kilroy Realty Corp.	79,565	6,080,357
		19,461,770
REITS - Residential - 29.7%
American Campus Communities, Inc.	159,000	8,899,230
American Homes 4 Rent - Class A	145,222	5,813,237
AvalonBay Communities, Inc.	39,494	9,809,125
Camden Property Trust	41,500	6,897,300
Equity LifeStyle Properties, Inc.	109,992	8,412,188
Equity Residential	39,297	3,533,586
Essex Property Trust, Inc.	24,241	8,374,781
Flagship Communities REIT	260,343	5,141,774
Independence Realty Trust, Inc.	170,596	4,510,558
Invitation Homes, Inc.	269,211	10,816,898
Mid-America Apartment Communities, Inc.	37,337	7,820,235
NexPoint Residential Trust, Inc.	70,397	6,357,557
Sun Communities, Inc.	72,496	12,707,824

	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Residential (continued)
UDR, Inc.	169,169	$9,705,225
		108,799,518
REITS - Retail - 1.8%
Agree Realty Corp.	46,949	3,115,536
Getty Realty Corp.	124,960	3,576,355
		6,691,891
REITS - Specialized - 24.6%
American Tower Corp.	21,771	5,469,311
Digital Realty Trust, Inc.	53,980	7,654,364
Equinix, Inc.	40,375	29,942,907
Extra Space Storage, Inc.	42,231	8,682,694
Life Storage, Inc.	64,984	9,125,703
Public Storage	44,490	17,363,557
SBA Communications Corp.	34,213	11,772,693
		90,011,229
Total Real Estate		326,128,414
TOTAL COMMON STOCKS
(Identified Cost $262,451,314)		361,882,442

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Government Cash Management, Institutional Shares, 0.19%[1]
(Identified Cost $3,488,980)	3,488,980	3,488,980

TOTAL INVESTMENTS - 99.8%
(Identified Cost $265,940,294)		365,371,422
OTHER ASSETS, LESS LIABILITIES - 0.2%		622,328
NET ASSETS - 100%		$365,993,750

Investment Portfolio - March 31, 2022

(unaudited)

REIT - Real Estate Investment Trust

*Non-income producing security.

1Rate shown is the current yield as of March 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$12,372,585	$9,793,581	$2,579,004	$—
Consumer Discretionary	10,313,301	10,313,301	—	—
Information Technology	13,068,142	13,068,142	—	—
Real Estate*	326,128,414	326,128,414	—	—
Short-Term Investment	3,488,980	3,488,980	—	—
Total assets	$365,371,422	$362,792,418	$2,579,004	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

There were no Level 3 securities held by the Series as of December 31, 2021 or March 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2